Subsequent events (Details) - USD ($)							6 Months Ended		12 Months Ended
	Jul. 29, 2015	Jul. 15, 2015	Jul. 13, 2015	Jul. 01, 2015	Apr. 10, 2015	Feb. 26, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Subsequent Event [Line Items]
Total cost of shares repurchased for RSU Plan							$ 2,067,127	$ 0
2007 Plan [Member] | Service Condition Shares [Member]
Subsequent Event [Line Items]
Options granted					600,000	200,000
Exercise price of options granted					$ 1.6	$ 1.26
Restricted Stock Unit Plan [Member]
Subsequent Event [Line Items]
Shares repurchased under plan							1,291,266		4,234,884
Total cost of shares repurchased for RSU Plan							$ 2,067,127		$ 7,042,725
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from debt borrowings		$ 53,900,000
Subsequent Event [Member] | 2007 Plan [Member] | Service Condition Shares [Member]
Subsequent Event [Line Items]
Options granted				600,000
Exercise price of options granted				$ 1.71
Subsequent Event [Member] | Restricted Stock Unit Plan [Member]
Subsequent Event [Line Items]
Shares repurchased under plan			785,698
Total cost of shares repurchased for RSU Plan			$ 1,192,871
Subsequent Event [Member] | Stock Option Plan 2015 [Member] | Service Condition Shares [Member]
Subsequent Event [Line Items]
Options granted	81,600
Exercise price of options granted	$ 1.71